UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21224

Eaton Vance Insured Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260

Date of Fiscal Year End	September 30

Date of Reporting Period	December 31, 2007

Item 1. Schedule of Investments

Eaton Vance Insured Michigan Municipal Bond Fund	as of December 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 183.8%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 5.6%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,269,962
		$1,269,962
Escrowed/Prerefunded — 7.3%
$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,639,230
		$1,639,230
Hospital — 12.9%
$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$366,000
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,015,950
1,500	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,539,630
		$2,921,580
Insured-Electric Utilities — 2.2%
$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	508,155
		$508,155
Insured-Escrowed/Prerefunded — 48.5%
$750	Detroit School District, (School Bond Loan Fund), (FSA), Prerefunded to 5/1/12, 5.125%, 5/1/31	$806,850
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,331,850
1,500	Lansing Building Authority, (MBIA), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,623,720
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,166,560
1,000	Michigan Trunk Line, (FSA), Prerefunded to 11/1/11, 5.00%, 11/1/25	1,066,830
3,275	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)	3,523,127
1,300	Reed City Public Schools, (FSA), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,417,169
		$10,936,106
Insured-General Obligations — 10.4%
$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (MBIA), 0.00%, 12/1/27	$753,189
750	Greenville Public Schools, (MBIA), 5.00%, 5/1/25	778,365
1,330	Okemos Public School District, (MBIA), 0.00%, 5/1/19	815,755
		$2,347,309
Insured-Hospital — 9.4%
$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$502,935
1,590	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	1,609,589
		$2,112,524
Insured-Lease Revenue/Certificates of Participation — 27.9%
$1,750	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/22	$887,198
2,615	Michigan House of Representatives, (AMBAC), 0.00%, 8/15/23	1,254,023
3,100	Michigan State Building Authority, (FGIC), 0.00%, 10/15/30	943,206
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)	820,154
2,205	Puerto Rico Public Buildings Authority, (CIFG), Prerefunded to 7/1/12, 5.25%, 7/1/36 (1)	2,380,106
		$6,284,687
Insured-Public Education — 15.9%
$1,500	Central Michigan University, (AMBAC), 5.05%, 10/1/32 (2)	$1,543,965
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	783,405
1,200	Wayne University, (MBIA), 5.00%, 11/15/37	1,251,720
		$3,579,090

Insured-Special Tax Revenue — 16.5%
$7,030	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$628,834
845	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	131,051
1,675	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	246,326
1,115	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	155,230
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	1,540,620
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), 5.00%, 5/1/32	1,023,460
		$3,725,521
Insured-Utilities — 6.9%
$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility System), (FSA), 5.00%, 7/1/25	$1,040,170
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility System), (FSA), 5.00%, 7/1/26	527,345
		$1,567,515
Insured-Water Revenue — 18.1%
$1,600	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,623,824
2,400	Detroit Water Supply System, (MBIA), 5.00%, 7/1/34 (1)	2,449,104
		$4,072,928
Private Education — 2.2%
$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$492,655
		$492,655
Total Tax-Exempt Investments — 183.8% (identified cost $39,884,174)		$41,457,262
Other Assets, Less Liabilities — (23.9)%		$(5,396,287)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (59.9)%		$(13,500,000)
Net Assets Applicable to Common Shares— 100.0%		$22,560,975

AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CIFG Assurance North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2007, 84.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 27.4% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

1

A summary of financial instruments at December 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/08	7 U.S. Treasury Bond	Short	$(819,226)	$(814,625)	$4,601

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)

Lehman Brothers, Inc.	$900,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$8,023
Merrill Lynch Capital Services, Inc.	$675,000	5.426%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	$(40,827)
Morgan Stanley Capital Services, Inc.	$350,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	$(20,491)
					$(53,295)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,105,102
Gross unrealized appreciation	$1,731,595
Gross unrealized depreciation	(159,435)
Net unrealized appreciation	$1,572,160

2

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer

Date:	February 26, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	February 26, 2008